LONG-TERM DEBT - Schedule of Activity and Summary of Principal Repayments (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 31,584		CAD 24,757
Less: Current portion of Long-term debt	2,547		1,797
Long-term Debt, Excluding Current Maturities	29,037		22,960
Repayments of Long-term Debt [Abstract]
2016	2,547
2017	2,150
2018	3,379
2019	1,228
2020	1,801
TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	26,685		20,916
TRANSCANADA PIPELINES LIMITED | Debentures, Maturity Dates Between 2017 and 2020
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 599		CAD 749
Interest Rate	10.70%	10.70%	10.90%	10.90%
TRANSCANADA PIPELINES LIMITED | Debentures, Maturity Date of 2021
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 554	$ 400	CAD 464	$ 400
Interest Rate	9.90%	9.90%	9.90%	9.90%
TRANSCANADA PIPELINES LIMITED | Medium-Term Notes
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 5,192		CAD 4,048
Interest Rate	5.30%	5.30%	5.70%	5.70%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 20,340	$ 14,723	CAD 15,655	$ 13,526
Interest Rate	4.80%	4.80%	5.00%	5.00%
NOVA GAS TRANSMISSION LTD.
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 1,151		CAD 1,099
NOVA GAS TRANSMISSION LTD. | Debentures and Notes, Maturity Dates between 2016 and 2024
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 325		CAD 325
Interest Rate	11.50%	11.50%	11.50%	11.50%
NOVA GAS TRANSMISSION LTD. | Debentures and Notes, Maturity Date of 2023
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 277	$ 200	CAD 232	$ 200
Interest Rate	7.90%	7.90%	7.90%	7.90%
NOVA GAS TRANSMISSION LTD. | Medium-Term Notes, Maturity between 2025 and 2030
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 504		CAD 504
Interest Rate	7.40%	7.40%	7.40%	7.40%
NOVA GAS TRANSMISSION LTD. | Medium-Term Notes, Maturity Date of 2026
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 45	$ 33	CAD 38	$ 33
Interest Rate	7.50%	7.50%	7.50%	7.50%
NOVA GAS TRANSMISSION LTD. | Debentures
Debt Instrument [Line Items]
Long-term debt issued with retraction provision	CAD 225
NOVA GAS TRANSMISSION LTD. | Debentures | Maximum
Debt Instrument [Line Items]
Redemption price, percentage	8.00%
ANR PIPELINE COMPANY | Senior Unsecured Notes
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 598	$ 432	CAD 502	$ 432
Interest Rate	8.90%	8.90%	8.90%	8.90%
GAS TRANSMISSION NORTHWEST LLC
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 450		CAD 377
GAS TRANSMISSION NORTHWEST LLC | Senior Unsecured Notes
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 346	$ 250	CAD 377	$ 325
Interest Rate	5.60%	5.60%	5.50%	5.50%
GAS TRANSMISSION NORTHWEST LLC | Unsecured Term Loan
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 104	$ 75
Interest Rate	1.40%	1.40%
TC PIPELINES, LP
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 2,171		CAD 1,368
TC PIPELINES, LP | Senior Unsecured Notes
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 967	$ 698	CAD 405	$ 350
Interest Rate	4.70%	4.70%	4.70%	4.70%
TC PIPELINES, LP | Unsecured Term Loan
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 235	$ 170
Interest Rate	1.60%	1.60%
TC PIPELINES, LP | Unsecured Loan
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 277	$ 200	CAD 383	$ 330
Interest Rate	1.60%	1.60%	1.40%	1.40%
TC PIPELINES, LP | Unsecured Term Loan Facility
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 692	$ 500	CAD 580	$ 500
Interest Rate	1.60%	1.60%	1.40%	1.40%
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP | Senior Unsecured Notes
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 411	$ 297	CAD 367	$ 316
Interest Rate	7.80%	7.80%	7.80%	7.80%
TUSCARORA GAS TRANSMISSION COMPANY | Secured Debt
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 22	$ 16	CAD 23	$ 20
Interest Rate	4.00%	4.00%	4.00%	4.00%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Secured Debt
Debt Instrument [Line Items]
Current and Long-Term Debt, Outstanding December 31	CAD 96	$ 69	CAD 105	$ 90
Interest Rate	6.10%	6.10%	6.10%	6.10%